Equity-based participation plans for employees (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees	$ 1,330	$ 1,307	$ 1,142
Expense from equity-settled share-based payment transactions	1,096	1,044	865
Expense from cash-settled share-based payment transactions	234	263	277
Liabilities from share-based payment transactions	253	262	322
Voluntary payroll deductions on share based payment transactions with employees	$ 140	$ 112	71
Discontinued operations
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees			$ 60